Consolidated statements of earnings - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Consolidated statements of earnings [Abstract]
Revenue from products and services	$ 3,481,933	$ 3,135,772
Cost of products and services sold	2,218,566	2,072,488
Depreciation and amortization	293,094	280,702
Cost of sales	2,511,660	2,353,190
Gross profit	970,273	782,582
Administration	311,250	253,150
Exploration	27,630	19,419
Research and development	38,467	36,540
Other operating income	(28,333)	(37,683)
Loss on disposal of assets	3,117	1,042
Earnings from operations	618,142	510,114
Finance costs	(115,175)	(147,171)
Gains (losses) on derivatives	95,017	(183,103)
Finance income	23,172	21,228
Share of earnings (loss) from equity-accounted investees	216,386	(10,844)
Foreign exchange gains (losses)	(61,740)	65,517
Other income	1,459	975
Earnings before income taxes	777,261	256,716
Income tax expense	187,719	84,874
Net earnings	$ 589,542	$ 171,842